Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest income:
Interest and fees on loans	$ 43,301	$ 38,654	$ 34,888
Interest on due from banks	213	304	219
Interest on federal funds sold	331	0	0
Interest on investment securities:
U.S. Government sponsored enterprises	2,670	2,333	2,404
States and political subdivisions	2,915	3,877	4,236
Other	171	182	202
Total interest income	49,601	45,350	41,949
Interest expense:
NOW, MMDA & savings deposits	1,596	769	598
Time deposits	909	472	466
FHLB borrowings	205	0	662
Junior subordinated debentures	844	790	590
Other	203	115	61
Total interest expense	3,757	2,146	2,377
Net interest income	45,844	43,204	39,572
Provision for (reduction of) loan losses	863	790	(507)
Net interest income after provision for loan losses	44,981	42,414	40,079
Non-interest income:
Service charges	4,576	4,355	4,453
Other service charges and fees	714	705	593
Gain on sale of securities	226	15	0
Mortgage banking income	1,264	851	1,190
Insurance and brokerage commissions	877	824	761
Appraisal management fee income	4,484	3,206	3,306
Gain (loss) on sales and write-downs of other real estate	(11)	17	(239)
Miscellaneous	5,609	6,193	5,300
Total non-interest income	17,739	16,166	15,364
Non-interest expense:
Salaries and employee benefits	23,238	21,530	20,058
Occupancy	7,364	7,170	6,701
Professional fees	1,490	1,525	1,236
Advertising	1,021	922	1,195
Debit card expense	890	994	1,248
FDIC insurance	119	328	347
Appraisal management fee expense	3,421	2,460	2,526
Other	7,974	7,645	7,917
Total non-interest expense	45,517	42,574	41,228
Earnings before income taxes	17,203	16,006	14,215
Income tax expense	3,136	2,624	3,947
Net earnings	$ 14,067	$ 13,382	$ 10,268
Basic net earnings per share	$ 2.37	$ 2.23	$ 1.71
Diluted net earnings per share	2.36	2.22	1.69
Cash dividends declared per share	$ 0.66	$ 0.52	$ 0.44